FINANCIAL INSTRUMENTS, FAIR VALUES AND RISK MANAGEMENT - Disclosure of maximum exposure to credit risk for loans and receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	$ 89,235	$ 49,433
Oil And Gas Marketers [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	85,838	43,206
Joint Venture [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	334	528
GST Input Tax Credit [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	2,935	2,965
Other [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	$ 128	$ 2,734